INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets	$ 5,065,000	$ 5,081,000
Total net deferred tax assets	4,307,000	$ 4,102,000
Forward Switz [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net loss	96,000
Forward U K [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net loss	41,000
Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforward	13,012,000
Deferred tax assets	2,732,000
State [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforward	7,425,000
Deferred tax assets	516,000
Foreign Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign operating loss carryforward	1,975,000
Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax assets	$ 338,000